Condensed Consolidated Balance Sheets (Unaudited) (Q1) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 36,763	$ 39,393	$ 52,852	$ 119,894
Marketable securities	77,288	84,993		55,571
Prepaid expenses and other current assets	2,948	2,783		3,197
Total current assets	116,999	127,169		178,662
Property and equipment, net	506	593		2,335
Right-of-use asset	3,102	3,635		5,686
Deposits and other assets	10,231	10,113		5,409
Total assets	130,838	141,510		192,092
Current liabilities:
Accounts payable	805	897		2,066
Accrued expenses and other current liabilities	4,096	6,097		8,581
Operating lease liability	3,892	3,784		3,558
Total current liabilities	8,793	10,778		14,205
Long-term portion of operating lease liability	2,718	3,737		7,180
Other long-term liabilities	1,077	1,061
Total liabilities	12,588	15,576		22,335
Commitments and contingencies (Note 8)
Stockholders equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized at March 31, 2025 and December 31, 2024 ; No shares issued and outstanding at March 31, 2025 and December 31, 2024
Common stock, $0.001 par value, 150,000,000 shares authorized and 48,258,111 shares issued and outstanding as of March 31, 2025 and December 31, 2024	48	48		48
Additional paid-in capital	458,341	457,437		452,142
Accumulated other comprehensive income	99	68		(48)
Accumulated deficit	(340,238)	(331,619)		(282,385)
Total stockholders' equity	118,250	125,934	$ 155,347	169,757	$ 146,969
Total liabilities and stockholders' equity	$ 130,838	$ 141,510		$ 192,092